Investments - Schedule of investments accounted for under equity securities without readily determinable fair values (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	¥ 244,882,346	¥ 304,725,132
Content producers
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	167,707,971	246,170,165
Technology and software
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	52,300,880	48,554,967
Other
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	¥ 24,873,495	¥ 10,000,000